Segment reporting	12 Months Ended
Dec. 31, 2024
Segment reporting
Segment reporting

25.Segment reporting

The Company generates its revenue primarily from On-demand delivery solution services and substantially all of the Company’s long-lived assets are located in the PRC. Segment information is presented after elimination of inter-segment transactions and revenues and cost of revenues are directly attributable, or are allocated, to each segment. The accounting policies of the segments are the same as those described in note 2. The company’s CODM evaluates performance based on each operating segment’s revenue and cost of revenues and uses these results to evaluate the performance of, and to allocate resources to each of the segments. The Company’s CODM does not review the financial position by operating segment, thus total assets by operating segment is not presented.

	For the year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Revenues
On-demand delivery solution services	3,638,729	3,412,802	2,828,483	387,501
Others	181,649	289,585	218,388	29,919
Total revenues	3,820,378	3,702,387	3,046,871	417,420
Cost of revenues (Note)
On-demand delivery solution services	(3,399,654)	(3,268,933)	(2,775,575)	(380,252)
Others	(168,036)	(266,845)	(197,583)	(27,069)
Total cost of revenues	(3,567,690)	(3,535,778)	(2,973,158)	(407,321)
Gross profit	252,688	166,609	73,713	10,099
Reconciliation of profit or loss
Operating expenses:
General and administrative	(213,592)	(184,336)	(148,627)	(20,362)
Research and development	(12,540)	(12,378)	(10,690)	(1,465)
Gain on disposal of assets	13,975	22,317	75,220	10,305
Goodwill impairment	(4,882)	—	—	—
Income/(loss) from operations	35,649	(7,788)	(10,384)	(1,423)
Non-operating (expense)/income:
Interest income	690	1,047	385	53
Interest expense	(5,683)	(4,882)	(4,105)	(562)
Other (expense)/income, net	(26,068)	16,704	(2,627)	(360)
Income/(loss) before income tax	4,588	5,081	(16,731)	(2,292)

Note: The cost of revenues for the years ended December 31, 2022, 2023 and 2024 mainly include cost of labor.